Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets
	June 30,	December 31,
	2019	2018
Patents and copyrights	$17,510	$18,350
Accumulated amortization	(14,169)	(14,448)
	$3,341	$3,902

	2018	2017

Patents and copyrights	$18,350	$19,324
Less accumulated amortization	(14,448)	(14,248)
	$3,902	$5,076

Schedule Of Future Amortization Expense

2019	$713
2020	520
2021	448
2022	406
2023	359
2024 and thereafter	1,456
Total	$3,902